LEASES - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Future Minimum Lease Payments
2025	$ 19,812
2026	17,672
2027	16,120
2028	14,844
2029	13,318
Thereafter	36,352
Total undiscounted lease payments	118,118
Less: imputed interest	(23,936)
Total lease liabilities	$ 94,182	$ 121,593